Capital Stock and Additional Paid-in Capital	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Equity [Abstract]
Capital Stock and Additional Paid-in Capital

6. Capital Stock and Additional Paid-in Capital

The following details our equity transactions during the nine months ended September 30, 2014:

	Preferred Stock		Common Stock		Treasury Stock		Additional Paid-in Capital
	Shares	$	Shares	$	Shares	$	$
Balances, December 31, 2013	1,321,514	1,322	14,527,335	14,842	—	—	62,756,571
Exercise of stock options	—	—	276,586	277	—	—	217,668
Share-based compensation	—	—	268,500	209	—	—	766,724
Stock dividends to Carilion Clinic (1)	—	—	—	59	—	—	83,572
Purchase of treasury stock					(22,725)	(32,221)

Balances, September 30, 2014	1,321,514	1,322	15,072,421	15,387	(22,725)	(32,221)	63,824,535

(1)	The stock dividends payable in connection with Carilion Clinic’s Series A Preferred Stock will be issued subsequent to September 30, 2014. For the period from January 12, 2010, the original issue date of the Series A Preferred Stock, through September 30, 2014, the Series A Preferred Stock issued to Carilion has accrued $793,807 in dividends. The accrued and unpaid dividends as of September 30, 2014 will be paid by the issuance of 373,994 shares of our common stock upon Carilion’s written request.

8. Stockholders’ Equity

Series A Convertible Preferred Stock

In January 2010, we entered into a transaction with Carilion, in which Carilion agreed to exchange all of its Senior Convertible Promissory Notes in the principal amount of $5.0 million plus all accrued but unpaid interest, totaling $1.2 million, for 1,321,514 shares of our newly designated Series A Convertible Preferred Stock. The Series A Convertible Preferred Stock is non-voting, carries a dividend of 6% payable in shares of common stock and maintains a liquidation preference up to $6.2 million. As of December 31, 2013, 314,525 shares of common stock were issuable to Carilion as dividends and have been recorded in the statement of stockholders’ equity. These dividends are issuable on demand. Each share of Series A Convertible Preferred Stock may be converted into one share of our common stock at the option of the holder. We recorded the fair value of the Series A Convertible Preferred Stock, determined based upon the conversion value immediately prior to the exchange, the fair value of the new warrant issued to Carilion (as described below), determined using the Black-Scholes valuation model, and the incremental fair value of the prior warrant due to the re-pricing (as described below) and extension of maturity to stockholders’ equity.

Hansen Warrant

In January 2010, we issued 1,247,330 shares of common stock to Hansen, representing 9.9% of our common stock then outstanding. In addition, we issued to Hansen a warrant entitling Hansen to purchase a number of shares of our common stock as necessary for Hansen to maintain a 9.9% ownership interest in our common stock, at an exercise price of $0.01 per share. During 2012, Hansen did not exercise any of its outstanding warrants. During 2013, Hansen exercised warrants acquiring an additional 32,180 shares. The warrant expired on January 12, 2013 in accordance with its terms. For the years ended December 31, 2012 and 2013, we recognized expense of $17,190 and $0, respectively, which is included in operating expenses. We recognized expense based upon the fair market value of our stock at the date the shares were issuable, updated quarterly for non-exercised warrants, to Hansen.

Stock Option Plans

In April 2003, we adopted the Luna Innovations Incorporated 2003 Stock Plan, or the 2003 Plan. Under the 2003 Plan, our Board of Directors was authorized to grant both incentive and non-statutory stock options to our employees, directors and consultants to purchase Class B shares of Common Stock. Options generally had a life of 10 years and exercise price equal to or greater than the fair market value of the Class B Common Stock as determined by the Board of Directors. On February 4, 2006, our Board of Directors increased the number of shares reserved under the 2003 Plan to 9,715,000. There were options outstanding under the 2003 Plan to purchase an aggregate of 945,472 shares as of December 31, 2013. Following the adoption of the 2006 Equity Incentive Plan in January 2006, no shares or options are available for future grant under the 2003 Plan, except to satisfy grants outstanding as of June 5, 2006.

In January 2006, we adopted our 2006 Equity Incentive Plan or the 2006 Plan. Under the 2006 Plan, our Board of Directors is authorized to grant both incentive and non-statutory stock options to purchase common stock and restricted stock awards to our employees, directors, and consultants. Stock option awards generally have a life of 10 years and exercise prices equal to the closing price of our common stock on the date of the option grant. On January 1 of each year, the number of shares available for issuance increases by the lesser of (a) 10% of the outstanding shares of our common stock on the last day of the preceding fiscal year; (b) 1,695,690 shares; or (c) such other amount as our Board of Directors may determine. A total of 8,872,540 and 10,468,175 shares were available for future grant under the 2006 Plan as of December 31, 2012 and 2013, respectively.

Vesting for employees typically occurs over a five-year period.

Total non-cash stock option expense for the years ended December 31, 2012 and 2013 was $1.9 million and $1.2 million, respectively.

The following table sets forth the activity of the options to purchase common stock under the 2003 Plan and the 2006 Plan:

	Options Outstanding			Options Exercisable
	Number of Shares	Price per Share Range	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)
Balance at January 1, 2012	4,641,039	$0.35–6.74	$2.23	$1,509,270	3,206,994	$2.23	$1,258,740
Forfeited	(64,245)	0.65–5.50	1.91
Exercised	(182,702)	0.35–1.77	0.38
Granted	1,028,038	1.40–1.75	1.67

Balance at December 31, 2012	5,422,130	$0.35–6.74	$2.19	$639,904	3,775,388	$2.37	$604,292
Forfeited	(693,644)	0.35–6.74	2.08
Exercised	(137,097)	0.35–1.18	0.56
Granted	687,840	1.20–1.31	1.29

Balance at December 31, 2013	5,279,229	$0.35–6.55	$2.11	$784,154	4,012,378	$2.28	$697,826

(1)	The intrinsic value of an option represents the amount by which the market value of the stock exceeds the exercise price of the option of in-money options only. The prices represent the closing price of our Common Stock on the NASDAQ Capital Market on the respective dates.

		Options Outstanding			Options Exercisable
	Range of Exercise Prices	Options Outstanding	Weighted Average Remaining Life in Years	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price of Options Exercisable
Year ended December 31, 2012	$0.35–6.74	5,422,130	6.39	$2.19	3,775,388	$2.37
Year ended December 31, 2013	$0.35–6.55	5,279,229	5.88	$2.11	4,012,378	$2.28

	Total intrinsic value of options exercised	Total fair value of options vested
Year ended December 31, 2012	$215,541	$1,170,738
Year ended December 31, 2013	$111,595	$1,248,067

For the years ended December 31, 2012 and 2013, the weighted average grant date fair value of options granted was $1.10 and $1.29, respectively. We estimate the fair value of options at the grant date using the Black-Scholes model.

We will recognize $1.6 million over the remaining requisite service period. For all options granted through December 31, 2013, the weighted average remaining service period is 1.7 years.